Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net income (loss)	$ 904	$ 792	$ 306
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,061	1,050	1,027
Equity-classified share-based awards (in shares)	7	13	17
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,068	1,063	1,044
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in USD per share)	$ 0.85	$ 0.75	$ 0.30
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in USD per share)	$ 0.85	$ 0.75	$ 0.29